Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of company's share capital

	As of December 31, 2018		As of December 31, 2017
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	250,000	16,009	250,000	11,222
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of changes in share capital during the year

	For the year ended December 31
	2018	2017	2016
	Number of shares in thousands
Issued as at January 1	11,222	7,662	3,888
Issuance of ADSs (See D below)	3,260	2,432	2,379
Issuance of shares (See Note 5)	799	565	-
Share issuance deriving from a development agreement (See E6 below)	-	-	151
Share based payments	121	563	33
Exercise of warrants	607	-	1,211

Issued as at December 31	16,009	11,222	7,662

Schedule of information relating to subsidiary that has material non-controlling interests

	December 31, 2018	December 31, 2017
TyrNovo Ltd.	in USD thousand

Non-controlling interests percentage	2.4%	35.28%
Non-current assets	9	3
Current assets	415	158
Current liabilities	(4,120)	(2,676)
Net assets	(3,696)	(2,515)
Net assets attributable to non-controlling interests	(89)	(887)
Loss for the year	3,688	2,088
Loss allocated to non-controlling interests	369	736